FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Gross derivatives	$ 1,275	$ 1,393
Netting adjustment	(821)	(637)
Net derivative assets	454	702
Liabilities
Gross derivatives	1,241	942
Netting adjustment	(820)	(639)
Net derivative liabilities	420	261
Recurring
Assets
Investment securities with a fair value	43,636	54,474
Netting adjustment	(821)	(691)
Net derivative assets	454	702
Total assets	44,090	55,177
Liabilities
Netting adjustment	(820)	(681)
Net derivative liabilities	420	261
Other	379	549
Total liabilities	799	810
Recurring | Level 1
Assets
Investment securities with a fair value	6,732	11,403
Gross derivatives	0	0
Total assets	6,732	11,403
Liabilities
Gross derivatives	0	0
Other	0	0
Total liabilities	0	0
Recurring | Level 2
Assets
Investment securities with a fair value	30,483	35,849
Gross derivatives	1,274	1,376
Total assets	31,757	37,225
Liabilities
Gross derivatives	1,240	940
Other	379	549
Total liabilities	1,619	1,490
Recurring | Level 3
Assets
Investment securities with a fair value	6,421	7,222
Gross derivatives	1	17
Total assets	6,421	7,239
Liabilities
Gross derivatives	0	1
Other	0	0
Total liabilities	0	1
Recurring | Level 3 | U.S. corporate
Assets
Investment securities with a fair value	3,548	4,228
Recurring | Level 3 | Mortgage and asset-backed
Assets
Investment securities with a fair value	1,386	1,427
Recurring | Level 3 | Senior note | AerCap
Assets
Investment securities with a fair value	$ 900	$ 993